Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2017	2016	2015
Loss before tax	$(9,923,195)	$(539,569)	$(462,647)
Combined tax rate	27.0%	27.0%	25.0%
Expected income tax reduction	$(2,679,263)	$(145,684)	$(115,662)
Increase (decrease) resulting from:
Effect of foreign tax rates	(10,788)	(9,496)	(13,141)
Change in unrecognized deferred tax assets	2,688,768	155,249	127,787
Non-deductible and other	3,425	3,300	6,062
Income tax expense	2,142	3,369	5,046

Disclosure of deferred taxes [Table Text Block]
As at December 31	2017	2016	2015

Property, plant and equipment / exploration and evaluation assets - Canada	$(188,047)	$(188,047)	$(202,238)
Non-capital losses – Canada	188,047	188,047	202,238
Property, plant and equipment / exploration and evaluation assets – Canada	-	(142,803)	(142,803)
Decommissioning obligations – Australia	-	109,955	142,803
Non-capital losses – Australia	-	32,848	-

Deferred tax asset (liability)	$-	$-	$-

Canada [Member]
Statement [Line Items]
Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
As at December 31	2017	2016	2015
Canada:
Share issue costs	$-	$-	$58,010
Non-capital losses (expire 2024 to 2034)	4,854,066	4,759,377	4,486,366

	$4,854,066	$4,759,377	$4,544,376

Australia [Member]
Statement [Line Items]
Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
As at December 31	2017	2016	2015
Australia:
Decommissioning obligations	$-	$-	$28,683
Non-capital losses	1,784,074	1,316,752	1,112,794

	$1,784,074	$1,316,752	$1,141,477